UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS Dreyfus New Jersey Municipal Money Market Fund, Inc. August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)
New Jersey--97.1%
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)		0.20	9/7/09	21,000,000 a	21,000,000
Camden County Improvement
Authority, County Guaranteed
LR, Refunding		3.00	12/1/09	2,235,000	2,245,998
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank NA)		0.20	9/7/09	12,460,000 a	12,460,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)		0.62	9/7/09	6,920,000 a,b	6,920,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)		0.44	9/7/09	1,900,000 a	1,900,000
Clinton Township Board of
Education, Temporary Notes		1.50	10/8/09	1,000,000	1,000,298
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue (LOC;
Wachovia Bank)		0.25	9/7/09	25,000,000 a	25,000,000
Essex County Improvement
Authority, Revenue (Jewish
Community Center of MetroWest,
Inc. Project) (LOC; Wachovia
Bank)		0.28	9/7/09	500,000 a	500,000
Hopatcong Borough,
GO Notes, BAN		2.50	9/18/09	4,758,195	4,759,128
Livingston Township,
GO Notes, BAN		1.00	2/10/10	13,280,000	13,309,567
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)		0.48	9/7/09	355,000 a	355,000
Morris County,
GO Notes		1.50	4/15/10	450,000	452,631
New Jersey Building Authority,
State Building Revenue,
Refunding		5.25	12/15/09	4,100,000	4,152,065
New Jersey Economic Development
Authority, EDR (Fisk Alloy
Wire Inc. and Affiliates
Project) (LOC; Wachovia Bank)		0.58	9/7/09	510,000 a	510,000
New Jersey Economic Development

Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wachovia Bank)	0.58	9/7/09	1,850,000 a	1,850,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.58	9/7/09	100,000 a	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	0.58	9/7/09	1,115,000 a	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.49	9/7/09	1,320,000 a	1,320,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wachovia Bank)	0.58	9/7/09	1,410,000 a	1,410,000
New Jersey Economic Development
Authority, EDR (Saint Peter's
Preparatory School Project)
(LOC; Wachovia Bank)	0.48	9/7/09	250,000 a	250,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.49	9/7/09	2,010,000 a	2,010,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.49	9/7/09	1,735,000 a	1,735,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.33	9/7/09	565,000 a	565,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.58	9/7/09	520,000 a	520,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.58	9/7/09	1,560,000 a	1,560,000
New Jersey Economic Development
Authority, EDR (The Pennington
School Project) (LOC; Citizens
Bank of Pennsylvania)	2.00	9/7/09	1,525,000 a	1,525,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Franciscan
Oaks Project) (LOC; Wachovia
Bank)	0.28	9/7/09	2,000,000 a	2,000,000
New Jersey Economic Development
Authority, Revenue (Applewood
Estates Project) (LOC;
Commerce Bank NA)	0.23	9/7/09	1,275,000 a	1,275,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;

Wachovia Bank)	0.58	9/7/09	1,755,000 a	1,755,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.31	9/7/09	5,275,000 a	5,275,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.31	9/7/09	4,210,000 a	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	0.43	9/7/09	1,200,000 a	1,200,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.48	9/7/09	480,000 a	480,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.48	9/7/09	300,000 a	300,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.44	9/7/09	2,010,000 a	2,010,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.53	9/7/09	530,000 a	530,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.58	9/7/09	270,000 a	270,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.58	9/7/09	2,000,000 a	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.49	9/7/09	2,385,000 a	2,385,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.39	9/7/09	3,580,000 a	3,580,000
New Jersey Economic Development
Authority, Revenue (Stuart

Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish
Banks)	0.44	9/7/09	2,215,000 a	2,215,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	0.50	9/7/09	100,000 a	100,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.22	9/7/09	5,260,000 a	5,260,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	0.58	9/7/09	3,155,000 a	3,155,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	2,320,000	2,320,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	200,000	200,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	0.45	9/7/09	31,940,000 a	31,940,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	0.22	9/7/09	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	0.29	9/7/09	36,220,000 a	36,220,000
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One NA)	0.27	9/7/09	3,800,000 a	3,800,000
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/09	1,150,000	1,150,000
New Jersey Educational Facilities
Authority, Revenue (Institute
for Defense Analyses Issue)
(LOC; Branch Banking and Trust
Co.)	0.30	9/7/09	4,900,000 a	4,900,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Seton Hall University Issue)
(LOC; Allied Irish Banks)	0.22	9/7/09	3,500,000 a	3,500,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS

Citizens NA)	1.25	9/7/09	18,300,000 a	18,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; JPMorgan Chase
Bank)	0.20	9/7/09	5,000,000 a	5,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	0.24	9/7/09	10,700,000 a	10,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.30	9/7/09	7,485,000 a	7,485,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holland Christian Home
Association) (LOC; Valley
National Bank)	0.34	9/7/09	1,750,000 a	1,750,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.21	9/7/09	1,900,000 a	1,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.21	9/7/09	650,000 a	650,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.21	9/7/09	1,625,000 a	1,625,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.21	9/7/09	400,000 a	400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.38	9/7/09	200,000 a	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.28	9/7/09	4,880,000 a	4,880,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	0.24	9/7/09	12,885,000 a	12,885,000
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	1.20	9/7/09	1,990,000 a	1,990,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FSA and

Liquidity Facility; Lloyds TBS
Bank PLC)	0.40	9/7/09	500,000 a	500,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.60	9/7/09	18,325,000 a	18,325,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	8,000,000	8,013,105
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.50	6/15/10	2,875,000	2,993,734
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	25,100,000 a	25,100,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	19,600,000 a	19,600,000
Newark,
GO Notes, Refunding	2.50	10/1/09	3,535,000	3,537,832
Norwood,
GO Notes, TAN	1.50	2/10/10	2,000,000	2,002,261
Ocean City,
GO Notes, BAN	3.00	3/12/10	1,588,000	1,598,209
Parsippany-Troy Hill Township,
GO Notes, Refunding	3.00	12/1/09	250,000	251,387
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	1.47	9/7/09	4,980,000 a,b	4,980,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.45	9/7/09	1,660,000 a,b	1,660,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.40	9/8/09	20,545,000	20,545,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.45	9/14/09	3,640,000	3,640,000
Port Authority of New York and New
Jersey, Equipment Notes	0.45	9/7/09	1,255,000 a	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	0.45	9/7/09	5,800,000 a	5,800,000
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch

Capital Services)	1.52	9/7/09	14,105,000 a,b	14,105,000
South Orange Village Township,
BAN	2.50	9/11/09	3,695,373	3,695,819
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.82	9/7/09	28,920,000 a,b	28,920,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.82	9/7/09	4,570,000 a,b	4,570,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	3,000,000	3,000,409
West Essex Regional School
District Board of Education,
GO Notes	2.00	9/15/09	1,000,000	1,000,185
West Essex Regional School
District, Temporary Notes	2.00	4/21/10	1,000,000	1,003,093

U.S. Related--2.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.40	9/7/09	6,300,000 a	6,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.39	9/7/09	8,000,000 a,b	8,000,000

Total Investments (cost $489,715,721)			100.0%	489,715,721
Cash and Receivables (Net)			.0%	145,532
Net Assets			100.0%	489,861,253

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $69,155,000 or 14.1% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	489,715,721
Level 3 - Significant Unobservable Inputs	-
Total	489,715,721

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund
entered into a Guarantee Agreement with the United States
Department of the Treasury (the “Treasury”) to participate
in the Treasury’s Temporary Guarantee Program for Money
Market Funds (the “Program”).
Under the Program, the Treasury guaranteed the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund
liquidated. Recovery under the Program was subject to certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.
the Program,
which was originally set to expire on December 18, 2008,
was initially extended by the Treasury until April 30, 2009
and had been further extended by the Treasury until
September 18, 2009, at which time the Secretary of the
Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a
payment to the Treasury in the amount of .01%, .015% and
.015% except for Dreyfus Cash Management Plus, Inc.,
which was .015%, .022% and .023%, respectively, of the
funds’ shares outstanding as of September 19, 2008 (valued
at $1.00 per share). This expense was borne by the funds
without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)